Note 1 - Basis of Presentation	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 1 – BASIS OF PRESENTATION

In the opinion of management, the accompanying unaudited, condensed, consolidated financial statements contain all adjustments necessary to present fairly the financial position of Applied Minerals, Inc. ("Applied Minerals" or "the Company" or "we") and its results of operations and cash flows for the interim periods presented. Such financial statements have been condensed in accordance with the applicable regulations of the Securities and Exchange Commission and, therefore, do not include all disclosures required by accounting principles generally accepted in the United States of America. These financial statements should be read in conjunction with the Company's audited financial statements for the year ended December 31, 2015, included in the Company's Annual Report filed on Form 10-K for such year. The results of operations for the three and six months ended June 30, 2016 are not necessarily indicative of the results to be expected for the entire year.